Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Property, plant and equipment
Beginning of the year		₨ 241,694
End of the year	$ 2,247	155,434	₨ 241,694
Property, plant and equipment pledged as security		65,290	105,669
Depreciation charge		123,781	104,550	₨ 64,894
Gross
Property, plant and equipment
Beginning of the year		630,919	447,358
Acquisitions through business combinations (refer to Note 43)		260	56,013
Additions		42,513	148,071
Disposals/adjustment		32,059	23,966
Effects of movements in foreign exchange rates		1,100	3,443
End of the year		642,733	630,919	447,358
Depreciation
Property, plant and equipment
Beginning of the year		389,225	305,712
Charge for the year		123,781	104,550
Disposals/adjustment		(26,540)	(22,889)
Effects of movements in foreign exchange rates		833	1,852
End of the year		487,299	389,225	305,712
Leasehold improvements
Property, plant and equipment
Beginning of the year		26,058
End of the year		8,385	26,058
Leasehold improvements | Gross
Property, plant and equipment
Beginning of the year		65,101	44,460
Acquisitions through business combinations (refer to Note 43)			30,149
Additions		1,744
Disposals/adjustment		9,985	9,645
Effects of movements in foreign exchange rates		56	137
End of the year		56,916	65,101	44,460
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning of the year		39,043	37,124
Charge for the year		19,407	11,447
Disposals/adjustment		(9,985)	(9,645)
Effects of movements in foreign exchange rates		66	117
End of the year		48,531	39,043	37,124
Computer and peripherals
Property, plant and equipment
Beginning of the year		118,517
End of the year		73,100	118,517
Computer and peripherals | Gross
Property, plant and equipment
Beginning of the year		368,243	256,706
Acquisitions through business combinations (refer to Note 43)		260	7,238
Additions		20,702	106,805
Disposals/adjustment		3,148	3,198
Effects of movements in foreign exchange rates		(26)	692
End of the year		386,031	368,243	256,706
Computer and peripherals | Depreciation
Property, plant and equipment
Beginning of the year		249,726	189,374
Charge for the year		66,373	63,351
Disposals/adjustment		(3,225)	(3,055)
Effects of movements in foreign exchange rates		57	56
End of the year		312,931	249,726	189,374
Furniture and fixtures
Property, plant and equipment
Beginning of the year		6,231
End of the year		5,068	6,231
Furniture and fixtures | Gross
Property, plant and equipment
Beginning of the year		17,212	11,720
Acquisitions through business combinations (refer to Note 43)			4,817
Additions		1,123	678
Disposals/adjustment		2,070	41
Effects of movements in foreign exchange rates		16	38
End of the year		16,281	17,212	11,720
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning of the year		10,981	9,482
Charge for the year		2,078	1,519
Disposals/adjustment		(1,855)	(41)
Effects of movements in foreign exchange rates		9	21
End of the year		11,213	10,981	9,482
Vehicles
Property, plant and equipment
Beginning of the year		73,741
End of the year		55,970	73,741
Proceeds from vehicle loan		12,294	25,406	18,312
Vehicles | Gross
Property, plant and equipment
Beginning of the year		137,941	105,063
Acquisitions through business combinations (refer to Note 43)			5,919
Additions		15,400	34,698
Disposals/adjustment		15,202	10,270
Effects of movements in foreign exchange rates		1,034	2,531
End of the year		139,173	137,941	105,063
Vehicles | Depreciation
Property, plant and equipment
Beginning of the year		64,200	49,736
Charge for the year		28,849	22,221
Disposals/adjustment		(10,536)	(9,396)
Effects of movements in foreign exchange rates		690	1,639
End of the year		83,203	64,200	49,736
Vehicles held under finance lease
Property, plant and equipment
Property, plant and equipment pledged as security		6,294	11,186
Depreciation charge		5,242	5,319
Vehicles held under finance lease | Gross
Property, plant and equipment
Property, plant and equipment pledged as security		38,256	37,222
Vehicles held under finance lease | Depreciation
Property, plant and equipment
Property, plant and equipment pledged as security		(31,962)	(26,037)
Vehicles held under vehicle loan
Property, plant and equipment
Property, plant and equipment pledged as security		49,067	60,899
Depreciation charge		19,913	15,276
Vehicles held under vehicle loan | Gross
Property, plant and equipment
Property, plant and equipment pledged as security		88,735	92,515
Vehicles held under vehicle loan | Depreciation
Property, plant and equipment
Property, plant and equipment pledged as security		(39,668)	(31,651)
Office equipment
Property, plant and equipment
Beginning of the year		17,147
End of the year		12,911	17,147
Office equipment | Gross
Property, plant and equipment
Beginning of the year		42,422	29,409
Acquisitions through business combinations (refer to Note 43)			7,890
Additions		3,544	5,890
Disposals/adjustment		1,654	812
Effects of movements in foreign exchange rates		20	45
End of the year		44,332	42,422	29,409
Office equipment | Depreciation
Property, plant and equipment
Beginning of the year		25,275	19,996
Charge for the year		7,074	6,012
Disposals/adjustment		(939)	(752)
Effects of movements in foreign exchange rates		11	19
End of the year		₨ 31,421	₨ 25,275	₨ 19,996